Statement of Cash Flows (USD $)	2 Months Ended	3 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (3,415)	$ (89,253)	$ (323,761)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	0	17,594	(37,924)
Accrued interest in trust account	0	2,532	(27,860)
Increase in accounts payable and accrued expenses	0	19,379	73,109
Net cash used in operating activities	(3,415)	(49,748)	(316,436)
Cash flows from investing activities:
Cash held in trust account	0	0	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	150,000	0	200,000
Repayment of notes payable - shareholder	0	0	(200,000)
Proceeds from sale of initial ordinary shares	25,000	0	25,000
Proceeds from public offering of units	0	0	64,000,000
Proceeds from sale of insider warrants	0	0	4,000,000
Payment of offering costs	(161,458)	0	(2,509,994)
Net cash provided by financing activities	13,542	0	65,515,006
Net (decrease) increase in cash	10,127	(49,748)	558,570
Cash beginning of period	0	608,318	0
Cash end of period	10,127	558,570	558,570
Supplemental disclosures of non-cash financing activities:
Accrual for offering costs	$ (82,643)	$ 0	$ 0